Stock-Based Compensation (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Stock-Based Compensation (Textual) [Abstract]
Issuance of shares for stock options	4,200
Common stock available to be granted	1,184
Compensation expense	$ 6,022	$ 6,908	$ 5,631
Restricted common stock, shares granted	392	391	114
Restricted common stock, at cost	0
Restriction period from the grant date	4 years
Total unrecognized compensation cost related to the restricted stock	8,627
Unrecognized compensation cost, period for recognition	3.5
Options vested period, Minimum	3
Options vested period, Maximum	10
Stock options outstanding	0	236	291	324
Total intrinsic value of stock options exercised	$ 2,671	$ 393	$ 325